Long term loan and other non-current liabilities (Tables)	3 Months Ended
Mar. 31, 2020
Long term loan and other non-current liabilities.
Schedule of Long-term Loan and Other Long-term Liabilities

	March 31,	December 31,
	2020	2019	2018
	(unaudited)
Long-term loan less current maturities of long-term loan	$2,321	$2,535	$2,792
Contingent consideration	974	2,439	—
Accrued rent	453	454	364
Accrual for uncertain tax positions	184	184	124
	$3,932	$5,612	$3,280

Schedule of Future Payments of Long-term Loan

The future payments of long-term loan as of March 31, 2020 (unaudited) were as follows:

Remainder of 2020	$367
2021	507
2022	368
2023	368
2024 and thereafter	1,201
$2,811

The future payments of long-term loan as of December 31, 2019 were as follows:

2020	$504
2021	526
2022	381
2023	382
2024 and thereafter	1,245
$3,038